General and administrative expenses - Schedule of General and Administrative Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Selling, general and administrative expense [abstract]
Wages & employee benefits	$ 4,105,566	$ 2,670,496	$ 2,620,350
Consultancy fees	2,189,483	2,309,474	2,980,497
Professional fees	1,178,863	2,214,068	3,197,712
Legal expenses	1,207,985	1,209,758	5,121,915
Directors’ fees	721,540	721,697	591,631
Depreciation of property and equipment	1,027,102	1,042,606	524,959
Depreciation of right-of-use assets	321,414	347,816	353,851
Gain on disposal of property and equipment	0	(134)	0
Amortization of intangible assets	141,769	181,991	163,147
Impairment of VAT receivables	574,270	1,749,527	4,617,911
Provision for withholding tax payable	4,173	3,434,062	0
Provision for bad debt	0	478,558	0
Impairment of deposit	400,000	0	0
Share-based expense - Lifezone Holdings shareholder earnout	0	0	248,464,035
Share-based expense - Sponsor earnout	0	0	17,094,750
SPAC Transaction expenses	0	0	76,857,484
Share-based expense - RSU & share options	2,121,036	17,818,907	0
Travel	310,817	552,276	574,776
Audit & accountancy fees	1,420,535	915,101	1,451,510
Taxes & licenses	13,396	30,297	0
Insurance	908,226	1,555,306	970,517
Other administrative expenses	2,474,920	1,850,346	493,157
Total	$ 19,121,095	$ 39,082,152	$ 366,078,202